Tax	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Tax

7	Tax

Tax expense
	2022	2021	2020
	$m	$m	$m
Current tax[1]	2,991	3,250	2,700
– for this year	3,271	3,182	2,883
– adjustments in respect of prior years	(280)	68	(183)
Deferred tax	(2,133)	963	(22)
– origination and reversal of temporary differences	(2,236)	874	(341)
– effect of changes in tax rates	(293)	132	58
– adjustments in respect of prior years	396	(43)	261
Year ended 31 Dec[2]	858	4,213	2,678
1    Current tax included Hong Kong profits tax of $604m (2021: $813m; 2020: $888m). The Hong Kong tax rate applying to the profits of subsidiaries assessable in Hong Kong was 16.5% (2021: 16.5%; 2020: 16.5%).
2    In addition to amounts recorded in the income statement, a tax credit of $145m (2021: charge of $7m) was recorded directly to equity.
Tax reconciliation
The tax charged to the income statement differs from the tax charge that would apply if all profits had been taxed at the UK corporation tax rate as follows:

	2022		2021		2020
	$m	%	$m	%	$m	%
Profit before tax	17,528		18,906		8,777
Tax expense
Taxation at UK corporation tax rate of 19.00%	3,329	19.0	3,592	19.0	1,668	19.0
Impact of differently taxed overseas profits in overseas locations	374	2.1	280	1.5	178	2.0
UK banking surcharge	283	1.6	332	1.8	(113)	(1.3)
Items increasing tax charge in 2022:
– local taxes and overseas withholding taxes	550	3.1	360	1.9	228	2.6
– other permanent disallowables	202	1.2	236	1.2	333	3.8
– impacts of hyperinflation	171	1.0	68	0.4	65	0.7
– adjustments in respect of prior period liabilities	116	0.7	25	0.1	78	0.9
– tax impact of planned sale of French retail banking business	115	0.7	(434)	(2.3)	—	—
– bank levy	59	0.3	93	0.5	202	2.3
– movements in provisions for uncertain tax positions	27	0.2	15	0.1	4	—
– non-deductible goodwill write-down	3	—	178	0.9	—	—
– impact of differences between French tax basis and IFRSs	—	—	434	2.3	—	—
Items reducing tax charge in 2022:
– movements in unrecognised UK deferred tax	(2,191)	(12.5)	294	1.6	444	5.1
– non-taxable income and gains	(825)	(4.7)	(641)	(3.4)	(515)	(5.8)
– effect of profits in associates and joint ventures	(504)	(2.9)	(414)	(2.2)	(250)	(2.8)
– non-UK movements in unrecognised deferred tax	(312)	(1.8)	(67)	(0.4)	608	6.9
– impact of changes in tax rates	(293)	(1.7)	132	0.7	58	0.6
– deductions for AT1 coupon payments	(246)	(1.4)	(270)	(1.4)	(310)	(3.5)
Year ended 31 December 2022	858	4.9	4,213	22.3	2,678	30.5
The Group’s profits are taxed at different rates depending on the country or territory in which the profits arise. The key applicable tax rates for 2022 include Hong Kong (16.5%), the US (21%) and the UK (19%). If the Group’s profits were taxed at the statutory rates of the countries in which the profits arose, then the tax rate for the year would have been 22.7% (2021: 22.3%).
The effective tax rate for the year of 4.9% was lower than in the previous year (2021: 22.3%). The effective tax rate for the year reduced by 14.3% as a result of the recognition of previously unrecognised losses in the UK of $2.2bn and France of $0.3bn, in light of improved forecast profitability.
During 2022, legislation was enacted to reduce the rate of the UK banking surcharge from 8% to 3% from 1 April 2023, decreasing the Group’s 2022 tax charge by $173m due to the remeasurement of deferred tax balances. The main rate of UK corporation tax will increase from 19% to 25% from 1 April 2023.
Accounting for taxes involves some estimation because tax law is uncertain and its application requires a degree of judgement, which authorities may dispute. Liabilities are recognised based on best estimates of the probable outcome, taking into account external advice where appropriate. Exposures relating to legacy tax cases were reassessed during 2022, resulting in a charge of $27m to the income statement. We do not expect significant liabilities to arise in excess of the amounts provided. HSBC only recognises current and deferred tax assets where recovery is probable.

Movement of deferred tax assets and liabilities
	Loan impairment provisions	Unused tax losses and tax credits	Financial assets at FVOCI	Insurance business	Cash flow hedges	Retirement obligations	Other	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Assets	1,162	2,001	84	—	176	109	1,690	5,222
Liabilities	—	—	(254)	(1,640)	(22)	(2,928)	(427)	(5,271)
At 1 Jan 2022	1,162	2,001	(170)	(1,640)	154	(2,819)	1,263	(49)
Income statement	6	2,425	—	170	—	217	(685)	2,133
Other comprehensive income	—	—	1,679	—	1,159	692	(642)	2,888
Foreign exchange and other adjustments	7	(36)	(79)	35	(42)	237	(18)	104
At 31 Dec 2022	1,175	4,390	1,430	(1,435)	1,271	(1,673)	(82)	5,076
Assets[1]	1,175	4,390	1,430	—	1,271	—	1,571	9,837
Liabilities[1]	—	—	—	(1,435)	—	(1,673)	(1,653)	(4,761)

Assets	1,242	1,821	99	—	25	—	2,850	6,037
Liabilities	—	—	(896)	(1,622)	(70)	(2,306)	(973)	(5,867)
At 1 Jan 2021	1,242	1,821	(797)	(1,622)	(45)	(2,306)	1,877	170
Income statement	(89)	161	—	(43)	—	(336)	(656)	(963)
Other comprehensive income	(5)	33	634	—	212	(205)	115	784
Foreign exchange and other adjustments	14	(14)	(7)	25	(13)	28	(73)	(40)
At 31 Dec 2021	1,162	2,001	(170)	(1,640)	154	(2,819)	1,263	(49)
Assets[1]	1,162	2,001	84	—	176	109	1,690	5,222
Liabilities[1]	—	—	(254)	(1,640)	(22)	(2,928)	(427)	(5,271)
1    After netting off balances within countries, the balances as disclosed in the accounts are as follows: deferred tax assets of $7,498m (2021: $4,624m) and deferred tax liabilities of $2,422m (2021: $4,673m).
In applying judgement in recognising deferred tax assets, management has assessed all available information, including future business profit projections and the track record of meeting forecasts. Management’s assessment of the likely availability of future taxable profits against which to recover deferred tax assets is based on the most recent financial forecasts approved by management, which cover a five-year period and are extrapolated where necessary, and takes into consideration the reversal of existing taxable temporary differences and past business performance. When forecasts are extrapolated beyond five years, a number of different scenarios are considered, reflecting difference downward risk adjustments, in order to assess the sensitivity of our recognition and measurement conclusions in the context of such longer-term forecasts.
The Group’s deferred tax asset of $7.5bn (2021: $4.6bn) included $3.9bn (2021: $0.8bn) of deferred tax assets relating to the UK, $3.3bn (2021: $2.6bn) of deferred tax assets relating to the US and a net deferred asset of $0.7bn (2021: $0.0bn) in France.
The net UK deferred tax asset of $3.9bn excluded a $1.8bn deferred tax liability arising on the UK pension scheme surplus, the reversal of which is not taken into account when estimating future taxable profits. The UK deferred tax assets are supported by forecasts of taxable profit, also taking into consideration the history of profitability in the relevant businesses. The majority of the deferred tax asset relates to tax attributes which do not expire and are forecast to be recovered within five years and as such are less sensitive to changes in long-term profit forecasts. The net UK deferred tax asset includes $2.2bn of previously unrecognised losses that were recognised in the UK in the period in light of improved forecast profitability in the UK group. Sensitivity regarding the recognition and measurement of that deferred tax asset relates to ongoing experience outcome of UK profitability versus forecast, taking into account the non-expiring nature of the underlying attributes.
The net US deferred tax asset of $3.3bn included $1.3bn related to US tax losses, of which $1.1bn expire in 10 to 15 years. Management expects the US deferred tax asset to be substantially recovered within 14 years, with the majority recovered in the first eight years.
The net deferred tax asset in France of $0.7bn included $0.7bn related to tax losses, which are expected to be substantially recovered within nine to 18 years. Following recognition of $0.3bn of previously unrecognised deferred tax asset on losses, deferred tax is now recognised in full in respect of France.
Unrecognised deferred tax
The amount of gross temporary differences, unused tax losses and tax credits for which no deferred tax asset is recognised in the balance sheet was $9.2bn (2021: $16.9bn). This amount included unused UK tax losses of $3.5bn (2021: $10.5bn), which arose prior to 1 April 2017 and can only be recovered against future taxable profits of HSBC Holdings. No deferred tax was recognised on these losses due to the absence of convincing evidence regarding the availability of sufficient future taxable profits against which to recover them. Deferred tax asset recognition is reassessed at each balance sheet date based on the available evidence. Of the total amounts unrecognised, $3.6bn (2021: $10.9bn) had no expiry date, $1.2bn (2021: $0.7bn) was scheduled to expire within 10 years and the remaining balance is expected to expire after ten years.
Deferred tax is not recognised in respect of the Group’s investments in subsidiaries and branches where HSBC is able to control the timing of remittance or other realisation and where remittance or realisation is not probable in the foreseeable future. The aggregate temporary differences relating to unrecognised deferred tax liabilities arising on investments in subsidiaries and branches is $11.7bn (2021: $12.7bn) and the corresponding unrecognised deferred tax liability was $0.7bn (2021: $0.8bn).